Annual Fund Operating Expenses - Rareview Systematic Equity ETF [Member]	Apr. 27, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.31%	[1]
Component2 Other Expenses	0.51%	[1]
Acquired Fund Fees and Expenses	0.11%	[2]
Expenses (as a percentage of Assets)	3.03%
Fee Waiver or Reimbursement	(0.32%)	[3]
Net Expenses (as a percentage of Assets)	2.71%
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027

[1]	“Other Expenses” include interest expense of 1.31%. Interest expense is borne by the Fund separately from the management fee paid to Rareview Capital LLC (the “Adviser”). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement are 1.40%.
[2]	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies and not a cost borne directly by the Fund. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Excluding Acquired Fund Fees and Expenses, and interest expense, Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement are 1.29%.
[3]	The Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse Fund expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 1.29% of average daily net assets of each share class of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least January 31, 2027 and may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Limitation Agreement: (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.